10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 | Fidelity Advisor® Floating Rate High Income Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Floating Rate High Income Fund/A, M, C, I, Z
Investment Objective
The fund seeks a high level of current income.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 - Fidelity Advisor® Floating Rate High Income Fund	Fidelity Advisor Floating Rate High Income Fund-Class A		Fidelity Advisor Floating Rate High Income Fund-Class M		Fidelity Advisor Floating Rate High Income Fund-Class C		Fidelity Advisor Floating Rate High Income - Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%		2.75%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[2]	1.00%	[3]	none	none
[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
[2]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% contingent deferred sales charge (CDSC) if a finder's fee is paid at the time the shares are purchased.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 - Fidelity Advisor® Floating Rate High Income Fund	Fidelity Advisor Floating Rate High Income Fund-Class A	Fidelity Advisor Floating Rate High Income Fund-Class M	Fidelity Advisor Floating Rate High Income Fund-Class C	Fidelity Advisor Floating Rate High Income - Class I	Class Z
Management fee	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	none	none
Other expenses	0.17%	0.18%	0.17%	0.19%	0.06%	[1]
Total annual operating expenses	0.98%	0.99%	1.73%	0.75%	0.62%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 - Fidelity Advisor® Floating Rate High Income Fund - USD ($)	Fidelity Advisor Floating Rate High Income Fund-Class A	Fidelity Advisor Floating Rate High Income Fund-Class M	Fidelity Advisor Floating Rate High Income Fund-Class C	Fidelity Advisor Floating Rate High Income - Class I	Class Z
1 year	$ 372	$ 373	$ 276	$ 77	$ 63
3 years	579	582	545	240	199
5 years	802	807	939	417	346
10 years	$ 1,443	$ 1,455	$ 2,041	$ 930	$ 774

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 - Fidelity Advisor® Floating Rate High Income Fund - USD ($)
	Fidelity Advisor Floating Rate High Income Fund-Class A	Fidelity Advisor Floating Rate High Income Fund-Class M	Fidelity Advisor Floating Rate High Income Fund-Class C	Fidelity Advisor Floating Rate High Income - Class I	Class Z
1 Year	$ 372	$ 373	$ 176	$ 77	$ 63
3 Years	579	582	545	240	199
5 Years	802	807	939	417	346
10 Years	$ 1,443	$ 1,455	$ 2,041	$ 930	$ 774

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities.
  Investing in companies in troubled or uncertain financial condition.
  Investing in money market and investment-grade debt securities, and repurchase agreements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
  Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.60%	June 30, 2009
Lowest Quarter Return	-12.95%	December 31, 2008
Year-to-Date Return	3.33%	September 30, 2018

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 - Fidelity Advisor® Floating Rate High Income Fund
	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Floating Rate High Income Fund-Class A | Return Before Taxes	0.65%	2.44%	3.44%
Fidelity Advisor Floating Rate High Income Fund-Class A | After Taxes on Distributions	(0.97%)	0.86%	1.99%
Fidelity Advisor Floating Rate High Income Fund-Class A | After Taxes on Distributions and Sales	0.36%	1.13%	2.03%
Fidelity Advisor Floating Rate High Income Fund-Class M | Return Before Taxes	0.74%	2.38%	3.39%
Fidelity Advisor Floating Rate High Income Fund-Class C | Return Before Taxes	1.83%	2.26%	2.96%
Fidelity Advisor Floating Rate High Income - Class I | Return Before Taxes	3.84%	3.26%	3.98%
S&P®/LSTA Leveraged Performing Loan Index(reflects no deduction for fees, expenses, or taxes)	4.32%	4.34%	5.07%

10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 | Fidelity Advisor® Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund-Class A
Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 | Fidelity Advisor® Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund-Class M
Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% contingent deferred sales charge (CDSC) if a finder's fee is paid at the time the shares are purchased.
10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-09 | Fidelity Advisor® Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund-Class C
On Class C shares redeemed less than one year after purchase.